Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
No Stock Options
Equity awards are discretionary and are generally granted to our NEOs in the days following release of our annual report on Form 10-K and our audited financial statements for the prior year. In certain circumstances, including the hiring or promotion of an officer, the Committee may approve grants to be effective at other times. Evergy does not currently grant stock options or stock appreciation rights to its employees. Evergy does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity awards are discretionary and are generally granted to our NEOs in the days following release of our annual report on Form 10-K and our audited financial statements for the prior year. In certain circumstances, including the hiring or promotion of an officer, the Committee may approve grants to be effective at other times. Evergy does not currently grant stock options or stock appreciation rights to its employees.
Award Timing, How MNPI Considered	Evergy does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false